Summary of Significant Accounting Policies - Additional Information (Detail)		12 Months Ended
	Mar. 30, 2016	Dec. 31, 2017 USD ($) security Branch loan Component	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Significant Accounting Policies [Line Items]
Number of full service branches | Branch		26
Loan review target (as a percent)		100.00%
Existing loan review, Aggregate		$ 1,000,000
New loan review, Aggregate		$ 500,000
Number of loans renewed | loan		4
Securities classified as trading securities | security		0
Federal Home Loan Bank Stock minimum required investment		$ 2,600,000
Impairment loss recognized related to Goodwill		$ 0	$ 0
Federal fund maturity period		1 day
Number of components of income tax expense | Component		2
Deferred income tax benefit realizable (as a percent)		50.00%
Tax benefit (as a percent)		50.00%
Advertising costs Incurred		$ 2,326,000	$ 2,310,000	$ 2,337,000
Stock split, conversion ratio	1.3333		1.3333
Residential 1-4 Family [Member]
Significant Accounting Policies [Line Items]
Percentage of Investment		23.00%	22.00%
Construction Mortgage Loans [Member]
Significant Accounting Policies [Line Items]
Percentage of Investment		22.00%	20.00%
Commercial Real Estate [Member]
Significant Accounting Policies [Line Items]
Percentage of Investment		38.00%	42.00%
Commercial [Member]
Significant Accounting Policies [Line Items]
Accruing loans past due period		90 days
Credit Card Loans and Other Personal Loans [Member]
Significant Accounting Policies [Line Items]
Accruing loans past due period		180 days